ACCOUNTS RECEIVABLE, NET - Classification of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable - current portion	¥ 68,733	$ 9,965	¥ 48,458
Accounts receivable - non-current portion	182	$ 26	90
Accounts receivable, net	¥ 68,915		¥ 48,548